PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT, AND EQUIPMENT

As of September 30, 2023 and 2024, property, plant and equipment, net consisted of the following:

	As of September 30,
	2023	2024
Fixture, Furniture and Equipment	$20,662	$63,101
Leasehold improvement	-	87,172
Total property plant and equipment, at cost	20,662	150,273
Less: accumulated depreciation	(7,388)	(27,172)
Total property, plant and equipment, net	$13,274	$123,101